Schedule of Investments
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–87.58%
Australia–5.98%
Goodman Group	371,511	$8,442,413
GPT Group (The)	306,258	1,066,547
Mirvac Group	930,244	1,129,098
NEXTDC Ltd.(a)	103,850	1,136,033
Stockland	706,581	2,076,620
Vicinity Ltd.	975,564	1,770,919
		15,621,630
Belgium–1.07%
Aedifica S.A.	17,234	1,421,643
Warehouses De Pauw C.V.A.	53,037	1,373,579
		2,795,222
Canada–1.38%
Canadian Apartment Properties REIT	32,000	813,782
Chartwell Retirement Residences	76,627	1,122,740
Killam Apartment REIT	43,500	578,675
RioCan REIT	68,100	1,096,100
		3,611,297
France–2.17%
Klepierre S.A.	36,754	1,499,331
Unibail-Rodamco-Westfield	36,060	4,168,505
		5,667,836
Germany–2.12%
LEG Immobilien SE	10,924	709,240
Sirius Real Estate Ltd.	1,559,504	2,065,306
TAG Immobilien AG	102,946	1,703,547
Vonovia SE	42,588	1,061,449
		5,539,542
Hong Kong–3.29%
Hongkong Land Holdings Ltd.	244,500	1,863,803
Link REIT	259,100	1,335,611
Sun Hung Kai Properties Ltd.	263,000	4,417,014
Swire Properties Ltd.	339,600	964,241
		8,580,669
Japan–6.61%
Daiwa House REIT Investment Corp.	1,781	1,347,881
GLP J-Reit	2,176	1,826,160
Japan Metropolitan Fund Investment Corp.	2,367	1,671,569
Mitsui Fudosan Accommodations Fund, Inc.	1,319	1,042,365
Mitsui Fudosan Co. Ltd.	614,500	5,882,215
Nippon Building Fund, Inc.	2,329	1,862,879
Sumitomo Realty & Development Co. Ltd.	154,900	3,612,778
		17,245,847
Netherlands–0.80%
CTP N.V.(b)	42,078	797,621
Shares		Value
Netherlands–(continued)
Eurocommercial Properties N.V.	37,962	$1,289,584
		2,087,205
Singapore–2.05%
CapitaLand Ascendas REIT	1,427,800	2,798,160
Centurion Accommodation Reit	1,256,800	1,081,526
Digital Core REIT Management Pte. Ltd.	1,319,600	646,377
UOL Group Ltd.	104,300	829,628
		5,355,691
Spain–0.85%
Merlin Properties SOCIMI S.A.	125,682	2,207,941
Sweden–1.19%
Castellum AB	48,131	654,216
Catena AB	22,707	1,071,312
Fastighets AB Balder, Class B(a)	238,986	1,368,898
		3,094,426
United Kingdom–1.52%
Big Yellow Group PLC	35,185	397,312
British Land Co. PLC (The)	285,144	1,554,213
Safestore Holdings PLC	30,629	265,694
Segro PLC	180,313	1,747,921
		3,965,140
United States–58.55%
American Healthcare REIT, Inc.	65,424	3,198,579
American Homes 4 Rent, Class A	69,428	2,227,250
Brixmor Property Group, Inc.	114,344	3,494,353
Broadstone Net Lease, Inc.(c)	201,590	4,078,166
BXP, Inc.	33,048	1,983,210
Camden Property Trust	50,835	5,416,978
CareTrust REIT, Inc.(c)	77,568	3,166,326
Cousins Properties, Inc.	93,261	2,500,327
Digital Realty Trust, Inc.	50,455	9,586,450
EastGroup Properties, Inc.	16,563	3,344,235
Equinix, Inc.	13,682	14,612,923
Equity LifeStyle Properties, Inc.(c)	57,916	3,577,471
Extra Space Storage, Inc.	40,930	5,906,608
First Industrial Realty Trust, Inc.	42,762	2,645,685
Host Hotels & Resorts, Inc.	82,245	1,889,990
Iron Mountain, Inc.	39,023	5,004,700
Janus Living, Inc.(a)	40,314	1,079,206
Lamar Advertising Co., Class A	8,089	1,233,249
Omega Healthcare Investors, Inc.	120,863	5,651,554
Prologis, Inc.	129,187	18,534,459
Public Storage	19,619	5,958,094
Ryman Hospitality Properties, Inc.(c)	16,924	1,948,460
Simon Property Group, Inc.	43,435	8,900,266
Tanger, Inc.	47,990	1,730,999
UDR, Inc.	186,874	6,895,651
Vornado Realty Trust	35,193	1,187,764
W.P. Carey, Inc.	89,614	6,669,074
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United States–(continued)
Welltower, Inc.	99,560	$20,442,655
		152,864,682
Total Common Stocks & Other Equity Interests (Cost $182,789,390)		228,637,128
Principal Amount
Asset-Backed Securities–7.78%
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(d)	$975,000	978,797
BX Trust,
Series 2019-OC11, Class C, 3.86%, 12/09/2041(b)	1,000,000	950,998
Series 2025-VOLT, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(d)	2,995,000	2,999,210
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 6.65% (1 mo. Term SOFR + 3.02%), 02/15/2039(b)(d)	500,000	487,029
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(b)(e)	1,000,000	915,283
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.31%, 11/10/2042(b)(e)	586,000	512,403
Series 2020-555, Class F, 3.50%, 12/10/2041(b)(e)	400,000	346,882
Series 2020-555, Class E, 3.50%, 12/10/2041(b)(e)	427,000	380,227
CONE Trust, Series 2024-DFW1, Class D, 6.67% (1 mo. Term SOFR + 3.04%), 08/15/2041(b)(d)	1,200,000	1,196,179
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/2038(b)(e)	581,000	577,905
Series 2016-HHV, Class C, 4.19%, 11/05/2038(b)(e)	1,396,500	1,392,759
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.40%, 06/05/2039(b)	1,000,000	945,256
MILE Trust, Series 2025-STNE, Class D, 7.13% (1 mo. Term SOFR + 3.50%), 07/15/2042(b)(d)	1,750,000	1,742,580
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.77%, 06/17/2038(b)(e)	922,000	880,699
Principal Amount		Value
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class C, 5.38% (1 mo. Term SOFR + 1.75%), 08/15/2042(b)(d)	$1,780,000	$1,784,540
SREIT Trust,
Series 2021-PALM, Class E, 5.65% (1 mo. Term SOFR + 2.02%), 10/15/2034(b)(d)	740,000	740,264
Series 2021-PALM, Class C, 4.70% (1 mo. Term SOFR + 1.07%), 10/15/2034(b)(d)	1,000,000	1,000,051
MF1 Trust, Series 2021-W10, Class D, 5.60% (1 mo. Term SOFR + 1.97%), 12/15/2034(b)(d)	2,500,000	2,486,568
Total Asset-Backed Securities (Cost $20,250,947)		20,317,630
Shares
Preferred Stocks–2.11%
United States–2.11%
National Storage Affiliates Trust, 6.00%, Series A, Pfd. (Cost $6,001,099)	241,700	5,510,760
Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g)	1,828,507	1,828,507
Invesco Treasury Portfolio, Institutional Class, 3.52%(f)(g)	3,395,724	3,395,724
Total Money Market Funds (Cost $5,224,231)		5,224,231
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.47% (Cost $214,265,667)		259,689,749
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.49%
Invesco Private Government Fund, 3.58%(f)(g)(h)	2,530,315	2,530,315
Invesco Private Prime Fund, 3.75%(f)(g)(h)	6,565,856	6,567,169
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,097,484)		9,097,484
TOTAL INVESTMENTS IN SECURITIES—102.96% (Cost $223,363,151)		268,787,233
OTHER ASSETS LESS LIABILITIES–(2.96)%		(7,721,555)
NET ASSETS–100.00%		$261,065,678
Investment Abbreviations:
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $21,115,251, which represented 8.09% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2026.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,734	$21,101,512	$(22,515,739)	$-	$-	$1,828,507	$97,301
Invesco Treasury Portfolio, Institutional Class	6,022,106	39,188,522	(41,814,904)	-	-	3,395,724	178,406
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	917,144	55,895,505	(54,282,334)	-	-	2,530,315	64,329*
Invesco Private Prime Fund	2,387,995	123,126,758	(118,948,335)	(183)	934	6,567,169	171,924*
Total	$12,569,979	$239,312,297	$(237,561,312)	$(183)	$934	$14,321,715	$511,960

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,621,630	$—	$15,621,630
Belgium	—	2,795,222	—	2,795,222
Canada	3,611,297	—	—	3,611,297
Cayman Islands	—	2,486,568	—	2,486,568
France	—	5,667,836	—	5,667,836
Germany	—	5,539,542	—	5,539,542
Hong Kong	—	8,580,669	—	8,580,669
Japan	—	17,245,847	—	17,245,847
Netherlands	—	2,087,205	—	2,087,205
Singapore	—	5,355,691	—	5,355,691
Spain	—	2,207,941	—	2,207,941
Sweden	654,216	2,440,210	—	3,094,426
United Kingdom	—	3,965,140	—	3,965,140
United States	158,375,442	17,831,062	—	176,206,504
Money Market Funds	5,224,231	9,097,484	—	14,321,715
Total Investments	$167,865,186	$100,922,047	$—	$268,787,233
Invesco Global Real Estate Income Fund